Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
8.	INVENTORIES

	December 31,
	2011	2010
Coal stockpiles	$9,390	$3,637
Ore stockpiles	2,875	—
Materials and supplies	96,218	36,927

	$108,483	$40,564